SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Options Outstanding	5,997,544	5,997,544	6,546,710	3,456,710
Weighted Average Grant-date Stock Price, Options Outstanding			$ 0.34
Number of Options, Options Exercisable	5,997,544	4,622,544
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant-date Stock Price, Options Outstanding			0.30
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant-date Stock Price, Options Outstanding			$ 0.35
Stock Options One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Options Outstanding	750,000	750,000
Weighted Average Exercise Price, Options Outstanding	$ 0.30	$ 0.30
Weighted Average Grant-date Stock Price, Options Outstanding	$ 0.30	$ 0.30
Number of Options, Options Exercisable	750,000	375,000
Weighted Average Exercise Price, Options Exercisable	$ 0.30	$ 0.30
Weighted Average Grant-date Stock Price, Options Exercisable	$ 0.30	$ 0.30
Stock Options Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Options Outstanding	2,000,000	2,000,000
Weighted Average Exercise Price, Options Outstanding	$ 0.35	$ 0.35
Weighted Average Grant-date Stock Price, Options Outstanding	$ 0.35	$ 0.35
Number of Options, Options Exercisable	2,000,000	1,000,000
Weighted Average Exercise Price, Options Exercisable	$ 0.35	$ 0.35
Weighted Average Grant-date Stock Price, Options Exercisable	$ 0.35	$ 0.35
Stock Options Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Options Outstanding	1,664,542	1,664,542
Weighted Average Exercise Price, Options Outstanding	$ 0.50	$ 0.50
Weighted Average Grant-date Stock Price, Options Outstanding	$ 0.50	$ 0.50
Number of Options, Options Exercisable	1,664,542	1,664,542
Weighted Average Exercise Price, Options Exercisable	$ 0.50	$ 0.50
Weighted Average Grant-date Stock Price, Options Exercisable	$ 0.50	$ 0.50
Stock Options Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Options Outstanding	128,000	128,000
Weighted Average Exercise Price, Options Outstanding	$ 0.96	$ 0.96
Weighted Average Grant-date Stock Price, Options Outstanding	$ 0.96	$ 0.96
Number of Options, Options Exercisable	128,000	128,000
Weighted Average Exercise Price, Options Exercisable	$ 0.96	$ 0.96
Weighted Average Grant-date Stock Price, Options Exercisable	$ 0.96	$ 0.96
Stock Options Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Options Outstanding	130,000	130,000
Weighted Average Exercise Price, Options Outstanding	$ 1.00	$ 1.00
Weighted Average Grant-date Stock Price, Options Outstanding	$ 10.00	$ 10.00
Number of Options, Options Exercisable	130,000	130,000
Weighted Average Exercise Price, Options Exercisable	$ 1.00	$ 1.00
Weighted Average Grant-date Stock Price, Options Exercisable	$ 10.00	$ 10.00
Stock Options Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Options Outstanding	500,834	500,834
Number of Options, Options Exercisable	500,834	500,834
Stock Options Six [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Options Outstanding	$ 1.50	$ 1.50
Weighted Average Grant-date Stock Price, Options Outstanding	1.50	1.50
Weighted Average Exercise Price, Options Exercisable	1.50	1.50
Weighted Average Grant-date Stock Price, Options Exercisable	1.50	1.50
Stock Options Six [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Options Outstanding	1.95	1.95
Weighted Average Grant-date Stock Price, Options Outstanding	1.95	1.95
Weighted Average Exercise Price, Options Exercisable	1.95	1.95
Weighted Average Grant-date Stock Price, Options Exercisable	$ 1.95	$ 1.95
Stock Options Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Options Outstanding	657,500	657,500
Number of Options, Options Exercisable	657,500	657,500
Stock Options Seven [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Options Outstanding	$ 2.00	$ 2.00
Weighted Average Grant-date Stock Price, Options Outstanding	2.00	2.00
Weighted Average Exercise Price, Options Exercisable	2.00	2.00
Weighted Average Grant-date Stock Price, Options Exercisable	2.00	2.00
Stock Options Seven [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Options Outstanding	2.79	2.79
Weighted Average Grant-date Stock Price, Options Outstanding	2.79	2.79
Weighted Average Exercise Price, Options Exercisable	2.79	2.79
Weighted Average Grant-date Stock Price, Options Exercisable	$ 2.79	$ 2.79
Stock Options Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Options Outstanding	123,334	123,334
Number of Options, Options Exercisable	123,334	123,334
Stock Options Eight [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Options Outstanding	$ 3.10	$ 3.10
Weighted Average Grant-date Stock Price, Options Outstanding	3.10	3.10
Weighted Average Exercise Price, Options Exercisable	3.10	3.10
Weighted Average Grant-date Stock Price, Options Exercisable	3.10	3.10
Stock Options Eight [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Options Outstanding	3.80	3.80
Weighted Average Grant-date Stock Price, Options Outstanding	3.80	3.80
Weighted Average Exercise Price, Options Exercisable	3.80	3.80
Weighted Average Grant-date Stock Price, Options Exercisable	$ 3.80	$ 3.80
Stock Options Nine[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Options Outstanding	43,334	43,334
Number of Options, Options Exercisable	43,334	43,334
Stock Options Nine[Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Options Outstanding	$ 4.00	$ 4.00
Weighted Average Grant-date Stock Price, Options Outstanding	4.00	4.00
Weighted Average Exercise Price, Options Exercisable	4.00	4.00
Weighted Average Grant-date Stock Price, Options Exercisable	4.00	4.00
Stock Options Nine[Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Options Outstanding	4.70	4.70
Weighted Average Grant-date Stock Price, Options Outstanding	4.70	4.70
Weighted Average Exercise Price, Options Exercisable	4.70	4.70
Weighted Average Grant-date Stock Price, Options Exercisable	$ 4.70	$ 4.70